Financial Instruments (Schedule of Analyses Financial Instruments Carried at Fair Value) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	₪ (1)	₪ (18)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(1)	(18)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(1)	(18)
Financial liabilities at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(1)	(18)
Financial liabilities at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial assets at fair value through profit or loss Current investments in debt securities and shares [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	398	361
Financial assets at fair value through profit or loss Current investments in debt securities and shares [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	398	361
Financial assets at fair value through profit or loss Current investments in debt securities and shares [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Current investments in debt securities and shares [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	6	3
Financial assets at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	6	3
Financial assets at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	404	364
Financial assets at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	398	361
Financial assets at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	6	3
Financial assets at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets